Condensed Financial Information of the Parent Company - Schedule of Statements of Financial Position – Parent Company Only (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Schedule of Statements of Financial Position – Parent Company Only [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.12	$ 0.12
Ordinary shares, shares authorized		300,000,000	300,000,000
Ordinary shares, issued		17,808,947	9,830,373
Ordinary shares ,outstanding		17,808,947	9,830,373

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.